                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6567

                     Van Kampen Municipal Opportunity Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   7/31/04

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)


PAR
AMOUNT
(000)      DESCRIPTION                                                              COUPON          MATURITY             VALUE
           MUNICIPAL BONDS    163.4%
           ALABAMA    1.5%
$ 1,305    Lee Cnty, AL Sch Wts Ltd Oblg (MBIA Insd)                                 5.000%         02/01/21         $   1,349,279
  2,405    Marshall Cnty, AL Hlthcare Ser C                                          6.000          01/01/32             2,494,057
      5    Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile
           Energy Svc Co Proj Rfdg (a) (b)                                           6.950          01/01/20                    29
                                                                                                                     -------------
                                                                                                                         3,843,365
                                                                                                                     -------------

           ARIZONA    1.7%
  2,500    Arizona Sch Fac Brd Ctf Part Ser A (MBIA Insd)                            5.250          09/01/17             2,695,900
  1,500    Maricopa Cnty, AZ Stadium Dist Rfdg (AMBAC Insd)                          5.375          06/01/19             1,620,930
                                                                                                                     -------------
                                                                                                                         4,316,830
                                                                                                                     -------------

           ARKANSAS    1.3%
  3,035    Fort Smith, AR Wtr & Swr Rev Ser A Rfdg (FSA Insd)                        5.250          10/01/16             3,279,864
                                                                                                                     -------------

           CALIFORNIA    11.8%
     75    California Rural Home Mtg Fin Auth Single Family Mtg Rev Ser C
           (AMT) (GNMA Collateralized)                                               7.800          02/01/28                78,551
  4,500    California St (AMBAC Insd)                                                5.125          10/01/27             4,534,920
  5,500    California St Dept Wtr Res Pwr Ser A (AMBAC Insd)                         5.500          05/01/16             6,056,380
  2,000    California St Dept Wtr Res Pwr Ser A                                      5.750          05/01/17             2,208,580
  2,500    California St Pub Wks Brd Lease Rev Dept Corrections Ser E Rfdg
           (XLCA Insd)                                                               5.000          06/01/18             2,635,950
  2,000    California St Pub Wks Brd Lease Rev Dept Mental Hlth Coalinga A           5.000          06/01/25             1,960,540
  3,500    California St Pub Wks Dept Corrections Ser C                              5.250          06/01/28             3,503,325
  5,000    Contra Costa, CA Home Mtg Fin Auth Home Mtg Rev (Escrowed to
           Maturity) (MBIA Insd)                                                         *          09/01/17             2,607,350
  4,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Sr
           Lien Ser A (Escrowed to Maturity)(C)                                    0/7.050          01/01/10             4,622,240
  1,500    Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev Prop C Second Tier
           Sr Ser A Rfdg (AMBAC Insd)                                                5.000          07/01/23             1,521,810
                                                                                                                     -------------
                                                                                                                        29,729,646
                                                                                                                     -------------

           COLORADO    4.0%
  2,000    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470 Proj Ser B
           (Prerefunded @ 08/31/05)                                                  7.000          08/31/26             2,175,440
  1,505    Arapahoe Cnty, CO Ctfs Partn Rfdg (FSA Insd)                              5.250          12/01/15             1,651,421
    545    Colorado Hlth Fac Auth Rev Catholic Hlth Initiatives                      5.250          09/01/21               558,739

  1,000    Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth                 6.500          11/15/31             1,082,620
  1,000    Colorado Hsg Fin Auth Multi-Family Hsg Ins Mtg Ser B2 (AMT)
           (FHA Gtd)                                                                 5.800          10/01/28             1,026,540
    226    Colorado Hsg Fin Auth Single Family Pgm Sr Ser A2 (AMT)                   7.250          05/01/27               228,816
    160    Colorado Hsg Fin Auth Single Family Pgm Sr Ser C1 (AMT)                   7.550          11/01/27               162,051
  1,000    Denver, CO City & Cnty Arpt Rev Ser B (AMT) (MBIA Insd)                   6.250          11/15/07             1,091,260
  1,005    Greeley, CO Multi-Family Rev Hsg Mtg Creek Stone (AMT) (FHA Gtd)          5.950          07/01/28             1,028,507
  1,000    Highlands Ranch Metro Dist No 2 CO Rfdg (FSA Insd)                        6.500          06/15/11             1,181,190
                                                                                                                     -------------
                                                                                                                        10,186,584
                                                                                                                     -------------

           CONNECTICUT    2.2%
  3,250    Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt Ser A (AMT)
           (ACA Insd)                                                                6.600          07/01/24             3,455,985
  1,000    Mashantucket Western Pequot Tribe CT Spl Rev Ser A, 144A -
           Private Placement (d)                                                     6.400          09/01/11             1,067,930
    840    Mashantucket Western Pequot Tribe CT Spl Rev Ser A, 144A -
           Private Placement (Escrowed to Maturity)(d)                               6.500          09/01/06               918,070
                                                                                                                     -------------
                                                                                                                         5,441,985
                                                                                                                     -------------

           DISTRICT OF COLUMBIA    2.0%
  5,000    Metropolitan Washington DC Arpt Auth Sys Ser A (AMT) (FGIC Insd)          5.250          10/01/32             5,025,350
                                                                                                                     -------------

           FLORIDA    3.6%
  2,000    Escambia Cnty, FL Hlth Fac Auth Rev FL Hlthcare Fac Ln VHA Pgm
           (AMBAC Insd)                                                              5.950          07/01/20             2,075,360
  1,000    Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys                          5.500          11/15/32               997,770
  2,100    Miami-Dade Cnty, FL Aviation Miami Intl Arpt (AMT) (FGIC Insd)            5.375          10/01/27             2,138,871
  2,375    North Broward, FL Hosp Dist Rev Impt                                      6.000          01/15/31             2,468,100
  1,300    Plantation, FL Impt Projs Rfdg (FSA Insd)                                 5.000          08/15/21             1,353,209
                                                                                                                     -------------
                                                                                                                         9,033,310
                                                                                                                     -------------

           GEORGIA    6.9%
  1,937    Fulton Cnty, GA Lease Rev (Acquired 12/23/94, Cost $1,936,856) (e)        7.250          06/15/10             2,034,590
  7,000    Georgia Muni Elec Auth Pwr Rev Ser A (MBIA Insd)                          6.500          01/01/20             8,655,220
  6,245    Municipal Elec Auth GA Combustion Turbine Proj Ser A (MBIA Insd)          5.250          11/01/16             6,752,219
                                                                                                                     -------------
                                                                                                                        17,442,029
                                                                                                                     -------------

           ILLINOIS    9.4%
  2,000    Chicago, IL Brd of Ed (Prerefunded @ 12/01/10) (FGIC Insd)                5.500          12/01/31             2,248,540
  5,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Second Lien Ser A Rfdg
           (MBIA Insd) (f)                                                           6.375          01/01/12             5,195,150
     85    Chicago, IL Single Family Mtg Rev Ser A (AMT)
           (GNMA Collateralized)                                                     7.000          09/01/27                85,392
     55    Chicago, IL Single Family Mtg Rev Ser B (AMT)
           (GNMA Collateralized)                                                     7.625          09/01/27                55,486


  1,000    Chicago, IL Wastewtr Transmission Rev Second Lien
           (Prerefunded @ 01/01/10) (MBIA Insd)                                      5.750          01/01/25           1,135,150
  2,000    Cook Cnty, IL Cmnty Cap Apprec (FSA Insd)                                     *          12/01/10           1,574,820
  2,500    Du Page Cnty, IL Trans Rev (FSA Insd)                                     5.750          01/01/17           2,794,100
  3,000    Illinois Fin Auth Rev Northwestern Mem Hosp Ser A                         5.500          08/15/43           3,028,260
    540    Illinois Hsg Dev Auth Rev Homeowner Mtg G2 (AMT)                          6.050          08/01/29             540,070
  3,630    Kendall, Kane & Will Cntys, IL Cmnty Sch Dist 308 Ser B (FGIC Insd)       5.250          10/01/20           3,843,444
  1,000    Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl
           Expn Proj Rfdg (FGIC Insd)                                                5.500          12/15/24           1,065,690
  1,865    Sangamon Cnty, IL Cmnty Unit Sch Dist No 5 (FGIC Insd)                    6.500          12/01/05           1,980,947
                                                                                                                   -------------
                                                                                                                      23,547,049
                                                                                                                   -------------

           INDIANA    3.1%
  3,270    Allen Cnty, IN War Mem Coliseum Ser A (AMBAC Insd)                        5.500          11/01/16           3,564,889
  1,000    Indiana St Dev Fin Auth Rev Exempt Fac Conv Rfdg (AMT)                    5.950          08/01/30           1,009,710
  1,210    North Adams, IN Cmnty Sch Cap Apprec First Mtg (FSA Insd)                     *          01/15/16             705,019
  2,500    Purdue Univ, IN Univ Rev Student Fee Ser B (Prerefunded @ 01/01/05)       6.750          07/01/09           2,630,750
                                                                                                                   -------------
                                                                                                                       7,910,368
                                                                                                                   -------------

           IOWA    0.8%
  1,890    Des Moines, IA Pub Pkg Sys Rev Ser A (FGIC Insd)                          5.750          06/01/17           2,103,646
                                                                                                                   -------------

           KENTUCKY    3.0%
  1,475    Kenton Cnty, KY Arpt Brd Rev Cincinnati/Northn KY Intl Arpt Ser A
           Rfdg (AMT) (MBIA Insd)                                                    6.200          03/01/08           1,623,016
  1,995    Kentucky Hsg Corp Hsg Rev Ser F (AMT) (FNMA Collateralized)               5.450          01/01/32           2,024,845
  2,345    Kentucky St Tpk Auth Econ Dev Revitalization Proj Rfdg (FSA Insd)         5.625          07/01/14           2,614,229
  1,250    Kentucky St Tpk Auth Econ Dev Revitalization Proj Rfdg (Prerefunded
           @ 01/01/11) (FSA Insd)                                                    5.625          07/01/13           1,393,512
                                                                                                                   -------------
                                                                                                                       7,655,602
                                                                                                                   -------------

           LOUISIANA    1.0%
  2,500    Lafayette, LA Utils Rev (MBIA Insd) (g)                                   5.250          11/01/23           2,640,900
                                                                                                                   -------------

           MARYLAND    1.8%
  1,050    Maryland St Econ Dev Corp Univ MD College Pk Proj                         5.625          06/01/35           1,061,119
  1,000    Maryland St Hlth & Higher Ed Fac Auth Rev Medstar Hlth Rfdg               5.375          08/15/24             974,840
  2,350    Northeast, MD Waste Disp Auth Rfdg (AMT) (AMBAC Insd)                     5.500          04/01/16           2,521,362
                                                                                                                   -------------
                                                                                                                       4,557,321
                                                                                                                   -------------

           MASSACHUSETTS    3.9%
  4,000    Massachusetts Muni Whsl Elec Co Proj 6 A (MBIA Insd)                      5.250          07/01/15             4,309,200
  3,000    Massachusetts St Dev Fin Agy Semass Sys Ser A (MBIA Insd)                 5.625          01/01/16             3,293,040
  1,000    Massachusetts St Fed Hwy Gnt Antic Nt Ser A                               5.750          06/15/15             1,104,610
  1,000    Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys Ser C          5.750          07/01/32             1,044,190
                                                                                                                     -------------
                                                                                                                         9,751,040
                                                                                                                     -------------

           MICHIGAN    2.8%
  3,505    Detroit, MI Wtr Supply Sys Ser B (MBIA Insd)                              5.250          07/01/18             3,761,461
  2,000    Michigan St Ctf Part (AMBAC Insd)                                         5.500          06/01/27             2,092,540
  1,215    Zeeland, MI Pub Schs Sch Bldg & Site (MBIA Insd) (g)                      5.250          05/01/19             1,309,588
                                                                                                                     -------------
                                                                                                                         7,163,589
                                                                                                                     -------------

           MINNESOTA    0.4%
  1,000    Chaska, MN Elec Rev Ser A                                                 6.100          10/01/30             1,049,100
                                                                                                                     -------------

           MISSISSIPPI    0.7%
  1,240    Mississippi Home Corp Single Family Rev Mtg Ser C (AMT)
           (GNMA Collateralized)                                                     7.600          06/01/29             1,315,566
    540    Mississippi Home Corp Single Family Rev Mtg Ser F (AMT)
           (GNMA Collateralized)                                                     7.550          12/01/27               550,703
                                                                                                                     -------------
                                                                                                                         1,866,269
                                                                                                                     -------------

           MISSOURI    2.7%
  2,150    Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc                      5.500          06/01/22             2,157,288
  1,000    Curators Univ MO Sys Facs Rev Ser A                                       5.000          11/01/21             1,034,750
    150    Saint Louis Cnty, MO Single Family Mtg Rev (MBIA Insd)                    6.900          04/01/16               151,573
  3,000    Sikeston, MO Elec Rev Rfdg (MBIA Insd) (f)                                6.200          06/01/10             3,418,620
                                                                                                                     -------------
                                                                                                                         6,762,231
                                                                                                                     -------------

           NEVADA    4.7%
  7,500    Clark Cnty, NV Arpt Rev Sub Lien Ser A-2 (FGIC Insd) (g)                  5.000          07/01/36             7,370,475
  3,000    Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser A
           (AMT) (AMBAC Insd)                                                        5.250          07/01/34             2,985,960
  1,500    Reno, NV Sr Lien Retrac Reno Trans Proj (AMBAC Insd)                      5.125          06/01/32             1,511,925
                                                                                                                     -------------
                                                                                                                        11,868,360
                                                                                                                     -------------

           NEW HAMPSHIRE    1.1%
  2,500    New Hampshire Hlth & Ed Fac Univ Sys of NH (AMBAC Insd)                   5.500          07/01/15             2,731,750
                                                                                                                     -------------

           NEW JERSEY    14.4%
  2,000    Garden St Preservation Tr NJ Ser A (FSA Insd)                             5.250          11/01/18             2,163,480
  5,000    New Jersey Econ Dev Auth Sch Fac Constr Ser F (FGIC Insd)                 5.250          06/15/20             5,349,050
 20,000    New Jersey Econ Dev Auth St Contract Econ Recovery (MBIA Insd)            5.900          03/15/21            23,336,600
  5,000    New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser A (AMBAC Insd)           5.250          09/01/21             5,295,100
                                                                                                                     -------------
                                                                                                                        36,144,230
                                                                                                                     -------------

           NEW MEXICO    0.5%
  1,180    New Mexico Mtg Fin Auth Single Family Mtg Pgm Ser G (AMT) (GNMA
           Collateralized)                                                           7.250          07/01/26             1,205,771
                                                                                                                     -------------

           NEW YORK    14.6%
  9,600    New York City Ser A                                                       7.000          08/01/07            10,524,672
    400    New York City Ser A (Prerefunded @ 08/01/06)                              7.000          08/01/07               445,772
  3,000    New York City Ser A Rfdg                                                  7.000          08/01/05             3,155,070
  2,500    New York St Dorm Auth Lease Mun Hlth Facs Impt Ser 1
           (FSA Insd)                                                                5.500          01/15/12             2,764,425
  1,495    New York St Dorm Auth Rev Mental Hlth Svcs Fac Ser A                      5.750          08/15/12             1,623,929
      5    New York St Dorm Auth Rev Mental Hlth Svcs Fac Ser A
           (Prerefunded @ 02/15/07)                                                  5.750          08/15/12                 5,520
  1,445    New York St Dorm Auth Rev Secd Hosp North Gen Hosp Rfdg
           (MBIA Insd)                                                               5.750          02/15/17             1,610,366
  2,040    New York St Dorm Auth Rev Secd Hosp North Gen Hosp Rfdg                   5.750          02/15/18             2,247,244
  1,500    New York St Dorm Auth Revs Upstate Cmnty Colleges Ser B                   5.250          07/01/20             1,575,075
  1,000    New York St Dorm Auth Revs Upstate Cmnty Colleges Ser B                   5.250          07/01/21             1,045,990
  3,780    New York St Mtg Agy Rev Ser 101 (AMT)                                     5.400          04/01/32             3,841,879
  3,500    Port Auth NY & NJ Cons 97th Ser (AMT) (FGIC Insd)                         6.650          01/15/23             3,609,095
  4,000    Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt
           Terminal 6 (AMT) (MBIA Insd)                                              5.750          12/01/22             4,340,200
                                                                                                                     -------------
                                                                                                                        36,789,237
                                                                                                                     -------------

           NORTH CAROLINA    7.0%
  1,500    North Carolina Eastn Muni Pwr Agy Pwr Sys Rev Ser D                       6.700          01/01/19             1,664,355
 11,000    North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg
           (MBIA Insd)                                                               6.000          01/01/12            12,662,650
  3,000    North Carolina Muni Pwr Agy Ser A (MBIA Insd)                             5.250          01/01/19             3,198,330
                                                                                                                     -------------
                                                                                                                        17,525,335
                                                                                                                     -------------

           NORTH DAKOTA    0.3%
    620    North Dakota St Hsg Fin Agy Ser C (AMT)                                   5.550          07/01/29               631,631
                                                                                                                     -------------

           OHIO    3.4%
    700    Akron, OH Ctf Part Akron Muni Baseball Stad Proj                          6.500          12/01/07               746,536
  1,190    Bowling Green St Univ OH (FGIC Insd)                                      5.750          06/01/14             1,339,619
    500    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                            7.500          01/01/30               548,365
  3,000    Lucas Cnty, OH Hosp Rev Promedica Hlthcare Oblig Rfdg (MBIA Insd)         6.000          11/15/07             3,279,090
  1,500    Mahoning Cnty, OH Hosp Fac Forum Hlth Oblig Group Ser A                   6.000          11/15/32             1,557,720
  1,000    Ohio St Air Quality Dev Auth Rev JMG Fdg Ltd Part Proj Rfdg (AMT)
           (AMBAC Insd)                                                              6.375          04/01/29             1,026,840
                                                                                                                     -------------
                                                                                                                         8,498,170
                                                                                                                     -------------

           OKLAHOMA    4.1%
    470    Central OK Transn & Pkg Auth Pkg Sys (AMBAC Insd)                         5.000          07/01/19               489,369
    525    Central OK Transn & Pkg Auth Pkg Sys (AMBAC Insd)                         5.000          07/01/20               543,895
  4,770    McAlester, OK Pub Wks Auth Util Cap Apprec (FSA Insd)                         *          02/01/34               927,097
  1,300    Sapulpa, OK Muni Auth Cap Impt Rev Rfdg (Prerefunded @ 07/01/10)
           (FSA Insd)                                                                5.750          07/01/30             1,487,837
  1,000    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC Insd)                     6.250          11/01/22             1,154,300
  2,000    Tulsa, OK Indl Auth Hosp Rev Hillcrest Med Cent Proj Rfdg
           (Escrowed to Maturity) (Connie Lee Insd)                                  6.125          06/01/05             2,074,040
  3,140    Tulsa, OK Indl Auth Hosp Rev Hillcrest Med Cent Proj Rfdg
           (Escrowed to Maturity) (Connie Lee Insd)                                  6.250          06/01/08             3,522,169
    230    University of Oklahoma Rev Mult Facs (MBIA Insd)                          5.000          06/01/20               238,952
                                                                                                                     -------------
                                                                                                                        10,437,659
                                                                                                                     -------------

           OREGON    3.2%
  2,500    Oregon Hlth Sciences Univ Insd Ser A (MBIA Insd)                          5.250          07/01/22             2,634,575
  5,000    Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                               5.250          11/01/18             5,359,750
                                                                                                                     -------------
                                                                                                                         7,994,325
                                                                                                                     -------------

           PENNSYLVANIA    7.6%
  2,000    Harrisburg, PA Auth Res Gtd Sub Ser D-2 (FSA Insd)                        5.000          12/01/33             2,142,680
  1,000    Harrisburg, PA Cap Apprec Nts Ser F Rfdg (AMBAC Insd)                         *          03/15/15               616,800
  1,865    Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC Insd)                             *          09/15/15             1,124,464
  1,865    Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC Insd)                             *          03/15/16             1,088,004
  4,000    Hempfield, PA Area Sch Dist Ser A (FGIC Insd)                             5.250          03/15/20             4,303,960
  1,000    Philadelphia, PA Sch Dist Ser A (Prerefunded @ 02/01/11)
           (FSA Insd)                                                                5.750          02/01/13             1,133,640
  3,000    Susquehanna Area Regl Arpt Auth PA Ser A (AMT) (AMBAC Insd)               5.375          01/01/21             3,133,620
  5,415    Susquehanna Area Regl Arpt Auth PA Ser A (AMT) (AMBAC Insd)               5.375          01/01/22             5,632,900
                                                                                                                     -------------
                                                                                                                        19,176,068
                                                                                                                     -------------

           RHODE ISLAND    0.6%
  1,480    Rhode Island St Econ Dev Ser A Rfdg (AMT) (FSA Insd)                      5.000          07/01/19             1,507,188
                                                                                                                     -------------

           SOUTH CAROLINA    1.6%
  1,250    Easley, SC Util Rev Comb (FSA Insd)                                       5.250          12/01/18             1,343,162
  2,500    South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj
           Ser A (AMBAC Insd)                                                        5.200          11/01/27             2,564,725
                                                                                                                     -------------
                                                                                                                         3,907,887
                                                                                                                     -------------

           SOUTH DAKOTA    0.6%
  1,375    Deadwood, SD Ctfs Partn (ACA Insd)                                        6.375          11/01/20             1,452,165
                                                                                                                     -------------

           TENNESSEE    1.0%
  1,000    Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Ser B
           Impt & Rfdg                                                               8.000          07/01/33             1,172,190
  1,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth
           Ser A Rfdg (MBIA Insd)                                                    7.500          07/01/25             1,229,650
                                                                                                                     -------------
                                                                                                                         2,401,840
                                                                                                                     -------------

           TEXAS    19.4%
    980    Austin, TX Utility Sys Rev Comb (AMBAC Insd)                              6.500          11/15/05             1,039,633
     20    Austin, TX Utility Sys Rev Comb Rfdg (Escrowed to Maturity)
           (AMBAC Insd)                                                              6.500          11/15/05                21,230
  2,545    Dallas Cnty, TX Cmnty College Fin Sys (AMBAC Insd)                        5.375          02/15/17             2,754,784
  3,000    Dallas Cnty, TX Util & Reclamation Dist Ser B Rfdg (AMBAC Insd)           5.875          02/15/29             3,053,280
  2,500    Dallas, TX Wtrwks & Swr Sys Rev & Impt Rfdg (FSA Insd)                    5.375          10/01/18             2,710,525
  5,500    Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser A Rfdg (AMT)
           (FGIC Insd)                                                               5.500          11/01/31             5,626,500
  4,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A (AMT) (FSA Insd)             5.500          11/01/21             4,232,960
  1,500    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A (AMT) (FGIC Insd)            5.750          11/01/30             1,555,485
  1,135    Fort Worth, TX Gen Purp Ser A Rfdg                                        5.000          03/01/20             1,177,324
  2,000    Houston, TX Arpt Sys Rev Sub Lien (FSA Insd)                              5.500          07/01/20             2,175,940
  3,000    Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT) (FSA Insd)                  5.625          07/01/30             3,080,400
  5,000    Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT) (FSA Insd)                  5.125          07/01/32             4,948,500
  6,000    Houston, TX Util Sys Rev Comb First Lien Ser A Rfdg (FSA Insd)            5.250          05/15/21             6,374,760
  1,500    Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj            7.250          01/01/31             1,422,180
  5,000    North Cent TX Hlth Fac Dev Hosp Childrens Med Ctr Dallas
           (AMBAC Insd)                                                              5.250          08/15/32             5,062,350
  1,154    Texas Gen Svcs Comm Partn Int Lease Purch Ctfs                            7.250          08/01/11             1,162,291
  2,360    University TX Rev Fin Sys Ser B                                           5.250          08/15/20             2,516,421
                                                                                                                     -------------
                                                                                                                        48,914,563
                                                                                                                     -------------

           WASHINGTON    10.8%
  9,850    Bellevue, WA Convention Cent Comp Int Rfdg (MBIA Insd)                        *          02/01/25             3,231,884
  3,750    Chelan Cnty, WA Pub Util Dist No. 001 Cons Rev Chelan Hydro Ser A
           (AMT) (MBIA Insd)                                                         5.600          01/01/36             3,874,200
  5,000    Energy Northwest WA Elec Rev Columbia Generating Ser A Rfdg
           (FSA Insd)                                                                5.500          07/01/16             5,438,250
  2,000    Port Seattle, WA Rev Ser B (AMT) (MBIA Insd)                              5.625          02/01/24             2,098,560
  6,000    Snohomish Cnty, WA Sch Dist 201 (FSA Insd) (g)                            5.000          12/01/21             6,192,780
  2,900    Thurston & Pierce Cntys, WA (FSA Insd)                                    5.000          12/01/22             2,971,630
  5,125    Washington St Pub Pwr Supply Sys Nuclear Proj No 3 Rev Ser C Rfdg
           (MBIA Insd)                                                                   *          07/01/14             3,274,311
                                                                                                                     -------------
                                                                                                                        27,081,615
                                                                                                                     -------------

           WEST VIRGINIA    3.2%
  8,000    Harrison Cnty, WV Cmnty Solid Waste Disp Rev West Penn Pwr Co Proj
           Ser A (AMT) (MBIA Insd)                                                   6.875          04/15/22             8,032,080
                                                                                                                     -------------

           WISCONSIN    0.7%
  1,500    Southeast WI Professional Baseball Pk Dist Sales Tax Rev Ser A Rfdg
           (MBIA Insd)                                                               5.500          12/15/20           1,697,625
                                                                                                                   -------------

TOTAL MUNICIPAL BONDS    163.4%                                                                                      411,303,577
                                                                                                                   -------------


DESCRIPTION                                                                                        SHARES           VALUE

EQUITIES    0.0%
            Mobile Energy Svcs Co LLC                                                               1,272                      0
                                                                                                                   --------------

TOTAL LONG-TERM INVESTMENTS    163.4%
   (Cost $387,771,913)                                                                                               411,303,577

TOTAL SHORT-TERM INVESTMENTS     1.5%
   (Cost $3,800,000)                                                                                                   3,800,000
                                                                                                                   -------------

TOTAL INVESTMENTS    164.9%
   (Cost $391,571,913) (h)                                                                                           415,103,577

LIABILITIES IN EXCESS OF OTHER ASSETS    (5.3%)                                                                      (13,360,888)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (59.6%)                                                       (150,035,923)
                                                                                                                   -------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                    $251,706,766
                                                                                                                  ==============


         Percentages are calculated as a percentage of net assets applicable to common shares.
*        Zero coupon bond
(a)      Non-income producing security.
(b)      This borrower has filed for protection in federal bankruptcy court.
(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(d) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(e) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.8% of net assets applicable to common shares.
(f) All or a portion of these securities have been physically segregated in connection with open futures contracts.
(g)      Securities purchased on a when-issued or delayed delivery basis.

ACA          -  American Capital Access
AMBAC        -  AMBAC Indemnity Corp.
AMT          -  Alternative Minimum Tax
Connie Lee   -  Connie Lee Insurance Co.
FGIC         -  Financial Guaranty Insurance Co.
FHA          -  Federal Housing Administration
FNMA         -  Federal National Mortgage Association
FSA          -  Financial Security Assurance Inc.
GNMA         -  Government National Mortgage Association
MBIA         -  Municipal Bond Investors Assurance Corp.
XLCA         -  XL Capital Assurance Inc.

Future contracts outstanding as of July 31, 2004:

                                                                                     UNREALIZED
                                                                                    APPRECIATION/
                                                           CONTRACTS                DEPRECIATION
                                                           ---------                ------------
SHORT CONTRACTS:
  U.S. Treasury Notes 10-Year Futures September 2004             113                  ($335,948)
  (Current Notional Value of $110,719 per contract)
  U.S. Treasury Notes 5-Year Futures September 2004              558                 (1,005,022)
  (Current Notional Value of $109,500 per contract)
                                                            --------                -----------
                                                                 671                ($1,340,970)
                                                            ========                ===========

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Municipal Opportunity Trust

By: /s/ Ronald E. Robison
    ---------------------
Name:   Ronald E. Robison
Title: Principal Executive Officer
Date:  September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name:   Ronald E. Robison
Title: Principal Executive Officer
Date:  September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name:   James M. Dykas
Title: Principal Financial Officer
Date:  September 20, 2004